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Supplement to Statement of Additional Information dated March 1, 2022

December 12, 2022
Effective January 2, 2023 (the “Effective Date”), Harbor All-Weather Inflation Focus ETF and Harbor Long-Term Growers ETF (the “Funds”) will be changing their primary listing exchange from NYSE Arca, Inc. to the NYSE. As of the Effective Date, all references to “NYSE Arca., Inc.” applicable to the Funds in this Statement of Additional Information are hereby deleted and replaced in their entirety with “NYSE”.
Investors Should Retain This Supplement For Future Reference
S1222.SAI.ETF.HGER.WINN